Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
Amount of unused denied debt deductions	$ 22,001
Period of utilization available for the denied debt deductions	15 years
Tax provisions			$ 0
Tax losses carried forward		$ 25,392
Uncertain tax positions	$ 0	0
Tax contingent liability
Reconciliation of income tax expense
Contingent tax liabilities	$ 0	$ 0
JERSEY
Reconciliation of income tax expense
Income tax rate	0.00%
Tax provisions	$ 0